Commodity Trading Advisors	12 Months Ended
Dec. 31, 2013
Commodity Trading Advisors
Commodity Trading Advisors

Note 4. Commodity Trading Advisors

The Partnership, through the Trading Companies, allocates assets to the commodity trading advisors. Each Trading Company has entered into an advisory contract with its own Advisor. The commodity trading advisors are Alder Capital Limited, Amplitude Capital International Limited, Denali Asset Management, LLLP, EMC Capital Advisors LLC, Eckhardt Trading Co., Eagle Trading Systems Inc., Lynx Asset Management AB, Quantica Capital AG, Rabar Market Research, Inc., Transtrend B.V. and Winton Capital Management Limited (collectively, the “Advisors”). EMC Capital Advisors LLC is an Illinois limited liability company formed in August 2013. From January 1989 until September 2013, EMC Capital Management, Inc. was allocated and traded a portion of the Partnership’s assets. On October 1, 2013, EMC Capital Management, Inc. assigned its obligations, rights and interests to EMC Capital Advisors LLC, including the trading agreement under which EMC Capital Management, Inc. had previously traded on behalf of the Partnership. The Advisors as of December 31, 2013 are paid a consulting fee, either monthly or quarterly, ranging from 0 percent to 2 percent per annum of the Partnership’s month-end allocated net assets and a quarterly or semi-annual incentive fee ranging from 20 percent to 24 percent of the new trading profits on the allocated net assets of the Advisor.